OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Other Assets Disclosure Tables [Abstract]
Other Assets Disclosure Tables [Text Block]
	Other assets at December 31, comprised:
		2015	2016
		Restated(1)
		(EUR in millions)
	Insurance related assets	597	499
	Deferred tax assets	194	188
	Prepaid income taxes	587	600
	Assets acquired through foreclosure proceedings	95	93
	Brokerage auxiliary funds	3	5
	Prepaid expenses	54	49
	Advances to employees	8	12
	Unlisted equity securities	27	28
	Hellenic Deposit and Investment Guarantee Fund	478	485
	Receivables from Greek State	521	625
	Checks and credit card transactions under settlement	21	13
	Trade and other receivables	133	119
	Other	207	214
	Total	2,925	2,930

(1)	Information relating to restatement is disclosed in Note 43.